Other Current Assets	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2017	2016

Government authorities	$50,169	$70,332
Grants from the Authority	-	56,514
Other	5,129	7,051

	$55,298	$133,897